Inventory (Details) (USD $) In Millions, unless otherwise specified	Sep. 27, 2013	Sep. 28, 2012
Inventories consisted of the following:
Purchased materials and manufactured parts	$ 157	$ 135
Work in process	93	80
Finished goods	397	410
Inventories	$ 647	$ 625